Pension and Other Post-Retirement Benefits	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Pension and Other Post-Retirement Benefits	NOTE 21 PENSION AND OTHER POST-RETIREMENT BENEFITS We offer the following pension and other post-retirement benefits to qualified employees: defined benefit pension plans; defined contribution pension plans; and health, disability, dental and life insurance (referred to as other defined benefit) plans. Substantially all our employees participate in at least one of these plans. Description of Defined Benefit Pension Plans Plan Type Contributions United States non-contributory, guaranteed annual pension payments for life, benefits generally depend on years of service and compensation level in the final years leading up to age 65, benefits available starting at age 55 at a reduced rate, and plans provide for maximum pensionable salary and maximum annual benefit limits. made to meet or exceed minimum funding requirements of the Employee Retirement Income Security Act of 1974 and associated Internal Revenue Service regulations and procedures. Canada made to meet or exceed minimum funding requirements based on provincial statutory requirements and associated federal taxation rules. Supplemental Plans in US and Canada for Senior Management non-contributory, unfunded, and supplementary pension benefits. provided for by charges to earnings sufficient to meet the projected benefit obligations, and payments to plans are made as plan payments to retirees occur. Our defined benefit pension plans are funded with separate funds that are legally separated from the Company and administered through an employee benefits or management committee in each country, which is composed of our employees. The employee benefits or management committee is required by law to act in the best interests of the plan participants and, in the US and Canada, is responsible for the governance of the plans, including setting certain policies (e.g., investment and contribution) of the funds. The current investment policy for each country’s plans generally does not include any asset/liability matching strategies or currency hedging strategies. Plan assets held in trusts are governed by local regulations and practices in each country, as is the nature of the relationship between the Company and the trustees and their composition. Description of Other Post-Retirement Plans We provide health care plans for certain eligible retired employees in the US, Canada and Trinidad. Eligibility for these benefits is generally based on a combination of age and years of service at retirement. Certain terms of the plans include: coordination with government-provided medical insurance in each country; certain unfunded cost-sharing features such as co-insurance, deductibles and co-payments – benefits subject to change; for certain plans, maximum lifetime benefits; at retirement, the employee’s spouse and certain dependent children may be eligible for coverage; benefits are self-insured and are administered through third-party providers; and generally, retirees contribute toward annual cost of the plans. We provide non-contributory life insurance plans for certain retired employees who meet specific age and service eligibility requirements. Risks The defined benefit pension and other post-retirement plans expose us to broadly similar actuarial risks. The most significant risks include investment risk and interest rate risk as discussed below. Other risks include longevity risk and salary risk. Investment Risk A deficit will be created if plan assets underperform the discount rate used in the defined benefit obligation valuation. To mitigate investment risk, we employ: a total return on investment approach whereby a diversified mix of equities and fixed income investments is used to maximize long-term return for a prudent level of risk; and risk tolerance established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Other assets such as private equity and hedge funds are not used at this time. Our policy is not to invest in commodities, precious metals, mineral rights, bullions or collectibles. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews, annual liability measurements and periodic asset/liability studies. Interest Rate Risk A decrease in bond interest rates will increase the pension liability; however, this is generally expected to be partially offset by an increase in the return on the plan’s debt investments. Financial Information 2021 2020 Plan Plan Obligation Assets Net Obligation Assets Net Balance – beginning of year (2,066) 1,706 (360) (2,044) 1,621 (423) Components of defined benefit expense recognized in earnings Current service cost for benefits earned during the year (36) ‐ (36) (36) ‐ (36) Interest (expense) income (57) 48 (9) (66) 53 (13) Past service cost, including curtailment gains and settlements 1 (2) ‐ (2) 133 (132) 1 Foreign exchange rate changes and other (7) (1) (8) (3) (1) (4) Subtotal of components of defined benefit expense (recovery) recognized in earnings (102) 47 (55) 28 (80) (52) Remeasurements of the net defined benefit liability recognized in OCI during the year Actuarial gain arising from: Changes in financial assumptions 6 ‐ 6 (153) ‐ (153) Changes in demographic assumptions 83 ‐ 83 12 ‐ 12 Gain on plan assets (excluding amounts included in net interest) 3 33 36 ‐ 230 230 Subtotal of remeasurements 92 33 125 (141) 230 89 Cash flows Contributions by plan participants (6) 6 ‐ (5) 5 ‐ Employer contributions ‐ 25 25 ‐ 26 26 Benefits paid 86 (86) ‐ 96 (96) ‐ Subtotal of cash flows 80 (55) 25 91 (65) 26 Balance – end of year 2 (1,996) 1,731 (265) (2,066) 1,706 (360) Balance comprised of: Non-current assets Other assets (Note 16) 170 109 Current liabilities Payables and accrued charges (Note 20) (16) (15) Non-current liabilities Pension and other post-retirement benefit liabilities (419) (454) 1 During 2020, we transferred certain pension plan obligations to an insurance company. 2 Obligations arising from funded and unfunded pension plans are $ 1,659 and $ 337 (2020 – $ 1,690 and $ 376 ), respectively. Other post-retirement benefit plans have no plan assets and are unfunded. Plan Assets As at December 31, the fair value of plan assets of our defined benefit pension plans, by asset category, were as follows: 2021 2020 Quoted Prices Quoted Prices in Active in Active Markets for Markets for Identical Assets Other 1 Total Identical Assets Other 1 Total Cash and cash equivalents 11 7 18 9 33 42 Equity securities and equity funds US 2 22 257 279 19 483 502 International ‐ 28 28 158 ‐ 158 Debt securities 2, 3 ‐ 1,020 1,020 ‐ 977 977 Other 2 ‐ 386 386 ‐ 27 27 Total pension plan assets 33 1,698 1,731 186 1,520 1,706 1 Approximately 100 percent (2020 – 76 percent) of the Other plan assets are held in funds whose fair values are estimated using their net asset value per share. For the majority of these funds, the redemption frequency is immediate. The Plan Committee manages the asset allocation based upon our current liquidity and income needs. 2 Certain funds have been reclassified for the year ended December 31, 2020. 3 Debt securities included US securities of 71 percent (2020 – 60 percent) and International securities of 28 percent (2020 – 40 percent) and Mortgage Backed Securities of 1 percent (2020 – nil). We use letters of credit or surety bonds to secure certain Canadian unfunded defined benefit plan liabilities as at December 31, 2021. We expect to contribute approximately $ 115 to all pension and post-retirement plans in 2022. Total contributions recognized as expense under all defined contribution plans for 2021 was $ 111 (2020 – $ 116 ). We used the following significant assumptions to determine the benefit obligations and expense for our significant plans as at and for the year ended December 31. These assumptions are determined by management and are reviewed annually by our independent actuaries. Pension Other 2021 2020 2021 2020 Assumptions used to determine the benefit obligations 1 : Discount rate (%) 3.09 2.83 2.97 2.66 Rate of increase in compensation levels (%) 4.27 4.57 n/a n/a Medical cost trend rate – assumed (%) 2 n/a n/a 4.50 - 6.50 4.50 - 5.80 Medical cost trend rate – year reaches ultimate trend rate n/a n/a 2030 2037 Mortality assumptions (years) 3 Life expectancy at 65 for a male member currently at age 65 20.7 20.6 20.6 20.2 Life expectancy at 65 for a female member currently at age 65 22.9 22.8 23.2 22.8 Average remaining service period of active employees (years) ‐ ‐ ‐ ‐ Average duration of the defined benefit obligations (years) 4 15.3 15.4 14.9 15.2 1 The current year’s expense is determined using the assumptions that existed at the end of the previous year. 2 We assumed a graded medical cost trend rate starting at 6.50 percent in 2021, moving to 4.50 percent by 2030 (2020 – starting at 5.80 percent, moving to 4.50 percent by 2037). 3 Based on actuarial advice in accordance with the latest available published tables, adjusted where appropriate to reflect future longevity improvements for each country. 4 Weighted average length of the underlying cash flows. Of the most significant assumptions, a change in discount rates has the greatest potential impact on our pension and other post-retirement benefit plans, with sensitivity to change as follows: 2021 2020 Expense in Expense in Benefit Earnings Before Benefit Earnings Before Change in Assumption Obligations Income Taxes Obligations Income Taxes As reported 1,996 55 2,066 52 Discount rate 1.0 percentage point decrease 330 20 360 10 1.0 percentage point increase (260) (20) (280) (10)